UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT
TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from
November 15, 2012 to February 15, 2013
Commission File Number of issuing entity: 333-165725-04

FLOATING RATE TRUST SERIES 2010-04 (IP)
____________________________________________
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-165725

MS STRUCTURED ASSET CORP.
____________________________________________
(Exact name of depositor as specified in its charter)

MS STRUCTURED ASSET CORP.
____________________________________________
(Exact name of sponsor as specified in its charter)

New York
____________________________________________
(State or other jurisdiction of incorporation or
organization of the issuing entity)

27-6929646
------------------------------------------------------------------------------
 (I.R.S. Employer Identification No.)

The Bank of New York Mellon 101 Barclay Street New York, NY	10286
(Address of principal executive offices of the issuing entity)	(Zip Code)

(800) 254-2826
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Floating Rate Trust Series 2010-04 (IP)	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.Yes ☒                      No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

On February 15, 2013, a scheduled distribution was made to holders of the Floating Rate Trust Series  2010-04 (IP) Certificates. Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the February 15, 2013 scheduled distribution date, prepared by The Bank of New York Mellon, as trustee.

The record date for the Distribution Date was February 14, 2013 and the Interest Accrual Period for the Distribution Date was the period from and including November15, 2012 to but excluding February 15, 2013.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

International Paper Company the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).  For information on International Paper Company, please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 333-157573. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by International Paper Company  may be accessed on this site. Neither the Depositor nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither the Depositor nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)	99.1 Trustee's Distribution Statement for the February 15, 2013 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 5, 2013

MS STRUCTURED ASSET CORP.
(Depositor)

By:  /s/ Qiong Sun
Name:  Qiong Sun
Title:    Vice President

EXHIBIT INDEX

Exhibit 99.1	Trustee's Distribution Statement for the February15, 2013 scheduled distribution date.